Income taxes - Schedule of Change in Net Deferred Tax Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net deferred income tax liability
Deferred tax liability (asset) at beginning of period	$ 415,452	$ 384,361
Deferred income tax (recovery) expense in the statements of operations	(207,066)	20,671
Deferred tax charged to equity	(2,795)	0
Deferred tax expense in the consolidated statements of other comprehensive income	11,753	10,419
Deferred tax liability (asset) at end of period	$ 217,344	$ 415,452